TERM LOAN (Details Narrative) - CAD ($)		9 Months Ended
	Jun. 28, 2023	Sep. 30, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Aggregate gross proceeds to PNRL		$ 14,625,000
Notional amount	$ 15,000,000
Description of prepayment fee	if prepayment occurs within one year of the closing date, a prepayment fee in an amount equal to 10% of the principal amount of the Term Loan being prepaid less interest paid or payable on or prior to the date of prepayment attributable to the portion of the Term Loan
Description of repayment of term loan	Company shall repay the Term Loan in full plus a fee equal to 10% of the then-outstanding principal amount of the Term Loan.
Fair value of warrant	$ 1,587,232
Repayment of Promissory Note	7,637,329
Accrued interest	$ 390,411	$ 390,411
Non Transferable Warrants [member]
IfrsStatementLineItems [Line Items]
Non-transferable warrants issued	2,000,000
Warrant exercise price	$ 1.4375
Edge Point Investment Group Inc [Member]
IfrsStatementLineItems [Line Items]
Aggregate gross proceeds to PNRL	$ 33,999,200
Equity offering	$ 16,249,200
Debt instruments term	3 years
Principal amount of term loan	$ 15,000,000
Option payment	$ 2,750,000
Acquire percentage	0.50%
Term loan interest rate	10.00%
Increasing percentage of interest rate payable on term loan	15.00%
Minimum repayment amount	$ 500,000
Notional amount	$ 100,000